STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

November 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 1.3%
General Motors Co.	765,488		31,048,193
Banks - 6.1%
Bank of America Corp.	1,232,754		46,659,739
JPMorgan Chase & Co.	531,057		73,381,456
Wells Fargo & Co.	567,177		27,196,137
			147,237,332
Capital Goods - 10.1%
Caterpillar Inc.	117,939		27,881,959
Eaton Corp. PLC	268,755		43,928,005
Ingersoll Rand Inc.	487,169		26,292,511
L3Harris Technologies Inc.	51,899		11,785,225
Northrop Grumman Corp.	66,042		35,219,538
Quanta Services Inc.	125,890		18,868,393
Raytheon Technologies Corp.	453,318		44,751,553
The Boeing Company	184,332	[a]	32,973,308
			241,700,492
Consumer Services - 2.4%
International Game Technology PLC	735,711	[b]	18,054,348
Las Vegas Sands Corp.	822,179	[a,b]	38,510,864
			56,565,212
Diversified Financials - 14.8%
Ameriprise Financial Inc.	78,339		26,004,631
Berkshire Hathaway Inc., Cl. B	352,879	[a]	112,427,249
CME Group Inc.	273,869		48,337,879
Morgan Stanley	595,960		55,465,997
The Charles Schwab Corp.	373,038		30,790,557
The Goldman Sachs Group Inc.	132,716		51,248,283
Voya Financial Inc.	464,643	[b]	30,657,145
			354,931,741
Energy - 12.2%
ConocoPhillips	338,638		41,825,179
EOG Resources Inc.	196,899		27,945,875
EQT Corp.	577,139		24,476,465
Exxon Mobil Corp.	863,414		96,132,515
Hess Corp.	160,845		23,147,204
Marathon Petroleum Corp.	386,758		47,110,992
Schlumberger Ltd.	606,718		31,276,313
			291,914,543

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Health Care Equipment & Services - 11.5%
Alcon Inc.	349,615	[a,b]	24,084,977
Becton Dickinson and Co.	232,717		58,025,657
Boston Scientific Corp.	993,809	[a]	44,989,733
Centene Corp.	289,150	[a]	25,170,508
Humana Inc.	38,687		21,273,981
Laboratory Corp. of America Holdings	58,069		13,977,208
McKesson Corp.	77,355		29,524,856
Medtronic PLC	432,858		34,213,096
The Cooper Companies	74,163	[a]	23,461,465
			274,721,481
Insurance - 8.4%
Aon PLC, Cl. A	76,670		23,635,828
Assurant Inc.	183,728		23,557,604
Chubb Ltd.	158,629		34,833,342
Everest Re Group Ltd.	39,490		13,345,251
MetLife Inc.	531,408		40,758,994
RenaissanceRe Holdings Ltd.	68,848	[b]	13,006,076
The Allstate Corp.	122,358		16,383,736
The Progressive Corp.	276,945		36,598,282
			202,119,113
Materials - 2.1%
Freeport-McMoRan Inc.	1,233,288		49,084,862
Media & Entertainment - 2.6%
Alphabet Inc., Cl. A	374,475	[a]	37,818,230
The Interpublic Group of Companies	741,056		25,462,684
			63,280,914
Pharmaceuticals Biotechnology & Life Sciences - 11.7%
AbbVie Inc.	147,824		23,826,272
Biogen Inc.	77,122	[a]	23,535,321
BioMarin Pharmaceutical Inc.	194,905	[a]	19,681,507
Danaher Corp.	185,398		50,689,667
Eli Lilly & Co.	81,743		30,333,193
Gilead Sciences Inc.	414,305		36,388,408
Horizon Therapeutics PLC	151,615	[a]	15,205,468
Merck & Co.	405,831		44,690,110
Regeneron Pharmaceuticals Inc.	15,127	[a]	11,370,966
Sanofi, ADR	521,118	[a]	23,632,701
			279,353,613
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials Inc.	112,616		12,342,714
Micron Technology Inc.	389,434		22,450,870
Qualcomm Inc.	139,885		17,694,054
			52,487,638

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 2.8%
Check Point Software Technologies Ltd.		178,914	[a]	23,765,147
Dolby Laboratories Inc., Cl. A		176,473		13,212,534
Fidelity National Information Services Inc.		259,568		18,839,446
Fiserv Inc.		118,950	[a]	12,413,622
				68,230,749
Technology Hardware & Equipment - 4.9%
Ciena Corp.		287,021	[a]	12,904,464
Cisco Systems Inc.		1,137,214		56,542,280
Corning Inc.		429,087		14,644,739
Hewlett Packard Enterprise Co.		1,978,243		33,194,918
				117,286,401
Transportation - .8%
FedEx Corp.		98,633		17,972,905
Utilities - 5.5%
Constellation Energy Corp.		649,188		62,399,951
Exelon Corp.		710,255		29,383,249
PPL Corp.		709,017		20,930,182
The AES Corp.		692,654		20,031,554
				132,744,936
Total Common Stocks (cost $2,038,156,543)				2,380,680,125

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares Russell 1000 Value ETF (cost $5,881,134)		37,518		5,964,987
	1-Day Yield (%)
Investment Companies - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $5,432,501)	3.94	5,432,501	[c]	5,432,501

Investment of Cash Collateral for Securities Loaned - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $33,359,424)	3.94	33,359,424	[c]	33,359,424
Total Investments (cost $2,082,829,602)		101.3%		2,425,437,037
Liabilities, Less Cash and Receivables		(1.3%)		(31,303,203)
Net Assets		100.0%		2,394,133,834

ADR—American Depository Receipt

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At November 30, 2022, the value of the fund’s securities on loan was $60,436,710 and the value of the collateral was $59,585,803, consisting of cash collateral of $33,359,424 and U.S. Government & Agency securities valued at $26,226,379. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

November 30, 2022 (Unaudited)

The following is a summary of the inputs used as of November 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,380,680,125	-	-	2,380,680,125
Exchange-Traded Funds	5,964,987	-	-	5,964,987
Investment Companies	38,791,925	-	-	38,791,925

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2022, accumulated net unrealized appreciation on investments was $342,607,435, consisting of $368,366,635 gross unrealized appreciation and $25,759,200 gross unrealized depreciation.

At November 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.